Summary of significant accounting policies: - Nuclear fuel cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nuclear fuel cost
Nuclear fuel expense	$ 85,949,000	$ 90,520,000	$ 83,751,000
Nuclear fuel disposal cost litigation for period from January 2005 To December 2010 | Settled litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Litigation settlement amount				$ 10,949,000
Nuclear fuel disposal cost litigation for period from January 2011 through December 31, 2014 and January 1, 2015 through December 31, 2017 | Pending litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Damages receivable	$ 0